INTERIM BALANCE SHEET [Parenthetical]	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Ordinary shares subject to mandatory redemption, shares	7,332,647	0
Preferred shares, authorized	unlimited	unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Ordinary shares, authorized	unlimited	unlimited
Ordinary stock, shares issued	2,729,853	2,012,500
Ordinary stock, shares outstanding	2,729,853	2,012,500